Income taxes - Net Deferred Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of deferred tax [Line Items]
Deferred tax assets	$ 170	$ 109
Deferred tax liabilities	(1,356)	(6,578)
Net deferred tax liabilities	(1,186)	(6,469)
Before offset amount
Disclosure of deferred tax [Line Items]
Deferred tax assets	57,983	14,411
Deferred tax liabilities	(59,169)	(20,880)
Property and equipment
Disclosure of deferred tax [Line Items]
Deferred tax assets	2,115	1,712
Deferred tax liabilities	(54)	(16)
Intangible assets
Disclosure of deferred tax [Line Items]
Deferred tax assets	0	44
Deferred tax liabilities	(50,476)	(15,447)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	41,308	8,159
Lease liabilities
Disclosure of deferred tax [Line Items]
Deferred tax assets	6,073	3,557
Deferred revenue
Disclosure of deferred tax [Line Items]
Deferred tax assets	1,011	0
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	5,188	0
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(5,000)	(3,226)
Others
Disclosure of deferred tax [Line Items]
Deferred tax assets	2,288	939
Deferred tax liabilities	$ (3,639)	$ (2,191)